UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GoldenTree Asset Management, LP
Address: 300 Park Avenue
         21st Floor
         New York, New York  10022

13F File Number:  28-10632

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George Travers
Title:     Chief Compliance Officer
Phone:     212-847-3549

Signature, Place, and Date of Signing:

     George Travers     New York, NY     May 13, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     13

Form13F Information Table Value Total:     $345,279 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A H BELO CORP                  COM CL A         001282102      623   635705 SH       SOLE                   635705        0        0
BELO CORP                      COM SER A        080555105     1509  2474127 SH       SOLE                  2474127        0        0
CARE INVESTMENT TRUST INC      COM              141657106    24629  4510867 SH       SOLE                  4510867        0        0
CHEMTURA CORP                  COM              163893100      445  3708476 SH       SOLE                  3708476        0        0
FASTENAL CO                    PUT              311900954     4710   157000 SH  PUT  SOLE                   157000        0        0
HARTE-HANKS INC                COM              416196103     2535   473753 SH       SOLE                   473753        0        0
LIBERTY GLOBAL INC             COM SER C        530555309    15495  1096626 SH       SOLE                  1096626        0        0
LIBERTY GLOBAL INC             COM SER A        530555101     5470   375663 SH       SOLE                   375663        0        0
NRG ENERGY INC                 COM NEW          629377508     6062   344442 SH       SOLE                   344442        0        0
POWERSHARES QQQ TRUST          PUT              73935A954    58996  2107000 SH  PUT  SOLE                  2107000        0        0
PROSHARES TR                   CALL             74347R906    15180   253000 SH  CALL SOLE                   253000        0        0
SPDR GOLD TRUST                CALL             78463V907    39150   412100 SH  CALL SOLE                   412100        0        0
SPDR TR                        PUT              78462F953   170475  2273000 SH  PUT  SOLE                  2273000        0        0